UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the initial reporting period ________________ to ________________

☐	Rule 15Ga-1(c)(2) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)) for the quarterly reporting period ________________ to ________________

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ending December 31, 2015

Date of Report (Date of earliest event reported): February 10, 2016

FORT Asset Funding 2013-1 LLC
(Exact name of securitizer as specified in its charter)

025-01558 (Commission File Number of securitizer)	0001599742 (Central Index Key Number of securitizer)

. James K. Noble III (212) 798-6100 (Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FORT Asset Funding 2013-1 LLC (Securitizer)

By:	/s/ Constantine M. Dakolias
Name: Constantine M. Dakolias
Title: President

Date: February 10, 2016